Taxation - Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	£ 1,724	£ 1,760
Unrecognised deferred tax asset	256	300
Tax losses	2,042	1,924
Capital losses	399	372
Within 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	678	802
Unrecognised deferred tax asset	148	187
Greater Than Ten Years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	957	872
Unrecognised deferred tax asset	93	99
Available indefinitely [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	89	86
Unrecognised deferred tax asset	15	14
Tax losses	2,042	1,924
Capital losses	£ 399	£ 372